Fair Value	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Entity Information [Line Items]
Fair Value
3. FAIR VALUE
The fair value of our current financial assets and liabilities approximates their reported carrying amounts. The estimated fair values of our assets and liabilities have been determined using available market information. Because these amounts are estimates and based on hypothetical transactions to sell assets or transfer liabilities, the use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts. For further information on our valuation techniques and policies, see Note 4.
Fair Value
in Item 8. –
Financial Statements and Supplementary Data
of our Form
10-K.
Financial Assets
AES Ohio established a Master Trust to hold assets that could be used for the benefit of employees participating in employee benefit plans. These assets are not used for general operating purposes. These assets are primarily comprised of open-ended mutual funds, which are valued using the net asset value per unit. These assets are recorded at fair value within
Other
non-current
assets
on the Condensed Balance Sheets and are classified as equity investments. Net unrealized gains / (losses) related to equity investments still held as of September 30, 2025 and 2024 are as follows:

	Three months ended September 30,		Nine months ended September 30,
$ in millions	2025	2024	2025	2024
Net unrealized gains (a)	$0.4	$0.4	$0.6	$0.7

(a)	These amounts are included in Other income / (expense), net in our Condensed Statements of Operations.
We did not have any transfers of the fair values of our financial instruments between Level 1, Level 2 or Level 3 of the fair value hierarchy during the nine months ended September 30, 2025 or 2024.

Recurring Fair Value Measurements
The fair value of assets and liabilities as of September 30, 2025 and December 31, 2024 measured on a recurring basis and the respective category within the fair value hierarchy for AES Ohio is as follows:

	Fair value as of September 30, 2025				Fair value as of December 31, 2024
$ in millions	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Master Trust assets
Money market funds	$0.7	$—	$—	$0.7	$0.4	$—	$—	$0.4
Mutual funds	7.5	—	—	7.5	7.6	—	—	7.6

Total assets	$8.2	$—	$—	$8.2	$8.0	$—	$—	$8.0

Financial Instruments not Measured at Fair Value in the Condensed Balance Sheets
The fair value of long-term debt is based on current public market prices for disclosure purposes only. These fair value inputs are considered Level 2 in the fair value hierarchy. As the Wright-Patterson Air Force Base note is not publicly traded, the fair value inputs are considered Level 3 in the fair value hierarchy as there are no observable inputs. Unrealized gains or losses are not recognized in the financial statements as long-term debt is presented at carrying value, net of unamortized premium or discount and unamortized deferred financing costs. The long-term debt amounts include the current portion payable in the next twelve months and have maturities that range from 2027 to 2061. Additional Level 3 disclosures are not presented since our long-term debt is not recorded at fair value.
The following table presents the carrying amount, fair value, and fair value hierarchy of our financial liabilities that are not measured at fair value in the Condensed Balance Sheets as of the periods indicated, but for which fair value is disclosed:

	September 30, 2025					December 31, 2024
	Carrying Amount	Fair Value				Carrying Amount	Fair Value
$ in millions		Level 1	Level 2	Level 3	Total		Level 1	Level 2	Level 3	Total
Liabilities
Long-term debt	$1,384.4	$—	$1,279.5	$16.5	$1,296.0	$1,012.9	$—	$894.8	$16.6	$911.4

4. FAIR VALUE
The fair value of our financial assets and liabilities approximate their reported carrying amounts. The estimated fair values of our assets and liabilities have been determined using available market information. Because these amounts are estimates and based on hypothetical transactions to sell assets or transfer liabilities, the use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.
Fair Value Hierarchy and Valuation Techniques
Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. These inputs are categorized using the market approach as follows for AES Ohio:

•
Level 1 - unadjusted quoted prices for identical assets or liabilities in an active market. This includes inputs used for money market accounts that are considered cash equivalents, open-ended mutual funds and exchange-traded funds in the Master Trust. The fair value is determined by reference to quoted market prices and other relevant information generated by market transactions;

•
Level 2 - inputs from quoted prices in markets where trading occurs infrequently or quoted prices of instruments with similar attributes in active markets. This includes the common collective trust pension plan assets valued using the net asset value method. See Note 7.
Benefit Plans
for more information; and

•
Level 3 - unobservable inputs reflecting management’s own assumptions about the inputs used in pricing the asset or liability. These inputs are used for certain debt balances because the notes are not publicly traded. The fair value reflects management’s own assumptions about the inputs used in pricing the liability. Our long-term debt is fair valued for disclosure purposes only.

The fair values of our financial instruments are based on published sources for pricing when possible. We rely on valuation models only when no other method is available to us. The fair value of our financial instruments represents estimates of possible value that may or may not be realized in the future. Valuations of assets and liabilities reflect the value of the instrument including the values associated with counterparty risk. We include our own credit risk and our counterparty’s credit risk in our calculation of fair value using global average default rates based on an annual study conducted by a large rating agency.
We did not have any transfers of the fair values of our financial instruments among Level 1, Level 2 or Level 3 of the fair value hierarchy during the years ended December 31, 2024 and 2023
These financial instruments are not subject to master netting agreements or collateral requirements and, as such, are presented in the Balance Sheets at their gross fair value.
Financial Assets
AES Ohio established a Master Trust to hold assets that could be used for the benefit of employees participating in employee benefit plans. These assets are not used for general operating purposes. These assets are primarily comprised of open-ended mutual funds, which are valued using the net asset value per unit. These investments are recorded at fair value within
Other
non-current
assets
on the Balance Sheets and are classified as equity securities. Net unrealized gains related to equity investments still held as of December 31, 2024 and 2023 are as follows:

	Years ended December 31,
$ in millions	2024	2023
Net unrealized gains (a)	$0.7	$0.5

(a)	These amounts are included in Other income, net in our Statements of Operations.

Recurring Fair Value Measurements
The fair value of assets at December 31, 2024 and 2023 and the respective category within the fair value hierarchy for AES Ohio was determined as follows:

$ in millions	Fair Value at December 31, 2024				Fair Value at December 31, 2023
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$0.4	$—	$—	$0.4	$0.6	$—	$—	$0.6
Mutual funds	7.6	—	—	7.6	7.2	—	—	7.2

Total assets	$8.0	$—	$—	$8.0	$7.8	$—	$—	$7.8

Financial Instruments not Measured at Fair Value in the Balance Sheets
Our long-term debt is fair valued for disclosure purposes only and most of the fair values are determined using quoted market prices in inactive markets. These fair value inputs are considered Level 2 in the fair value hierarchy. As the Wright-Patterson Air Force Base note is not publicly traded, the fair value inputs are considered Level 3 in the fair value hierarchy as there are no observable inputs. Unrealized gains or losses are not recognized in the financial statements as long-term debt is presented at carrying value, net of unamortized premium or discount and unamortized deferred financing costs in the financial statements. The long-term debt amounts include the current portion payable in the next twelve months and have maturities that range from 2027 to 2061. Additional Level 3 disclosures are not presented since our long-term debt is not recorded at fair value.
The following table presents the carrying amount, fair value, and fair value hierarchy of our financial liabilities that are not measured at fair value in the Balance Sheets as of the periods indicated, but for which fair value is disclosed:

	Carrying Amount	Fair Value at December 31, 2024				Carrying Amount	Fair Value at December 31, 2023
$ in millions		Level 1	Level 2	Level 3	Total		Level 1	Level 2	Level 3	Total
Liabilities
Long-term debt	$1,012.9	$—	$894.8	$16.6	$911.4	$1,012.5	$—	$909.9	$16.8	$926.7